Summary of material accounting policies2 (Details)	12 Months Ended
Dec. 31, 2024
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Minimum | Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Minimum | Dunnage and other
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years
Maximum | Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Maximum | Dunnage and other
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years